Computation of Basic and Diluted Net Income per Share Attributable to Ordinary Shareholders (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Computation of Earnings Per Share [Line Items]
Net income attributable to Class A and Class B ordinary shareholders-basic	$ 92,730,581	¥ 643,828,433	¥ 535,824,084	¥ 446,552,851
Plus: interest expense for convertible notes	2,778,167	19,288,813	16,050,359
Net income attributable to Class A and Class B ordinary shareholders-diluted	$ 95,508,748	¥ 663,117,246	¥ 551,874,443	¥ 446,552,851
Weighted average number of Class A and Class B ordinary shares outstanding-basic	28,150,139	28,150,139	28,085,521	27,873,501
Plus: shares outstanding for convertible notes	1,736,864	1,736,864	1,575,074
Weighted average number of Class A and Class B ordinary shares outstanding-diluted	30,036,763	30,036,763	30,145,976	28,227,823
Basic net income per share | (per share)	$ 3.29	¥ 22.87	¥ 19.08	¥ 16.02
Diluted net income per share | (per share)	$ 3.18	¥ 22.08	¥ 18.31	¥ 15.82
Stock Options
Computation of Earnings Per Share [Line Items]
Additional shares included in the calculation of diluted EPS	133,295	133,295	207,354	178,203
Restricted Stock
Computation of Earnings Per Share [Line Items]
Additional shares included in the calculation of diluted EPS	16,465	16,465	278,027	176,119